Segall Bryant & Hamill Trust

P.O. Box 46707

Cincinnati, Ohio 45246-0707

October 16, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Segall Bryant & Hamill Trust (the “Registrant”)
	File Nos.	2-75677
811-3373
Form N-1A Post-Effective Amendment No. 111 (1933 Act)

Dear Sir or Madam:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 111 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective after 75 days. No fees are required in connection with this filing.

The Amendment is being filed in order to register shares of Segall Bryant & Hamill Small Cap Core Fund (the “Fund”). A limited partnership managed by the Adviser, the Lower Wacker Small Cap Investment Fund, LLC, is expected to reorganize into the Institutional Class shares of the Fund on or about January 2, 2020, the date that the Fund will commence operations.

If you have any questions or further comments, please contact the undersigned at 513.869.4262.

Sincerely,

/s/ Maggie Bull

Maggie Bull

Assistant Secretary